Fees and Expenses	Apr. 29, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees(1)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.26%

(1)	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	none
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees(1)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.30%

(1)	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	none